Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment
Estimated Life in Years
Buildings and leasehold improvements	5 ~ 50
Machinery and equipment	5 ~ 10
Office equipment	3 ~ 6